October 30, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: 360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on October 28, 2020 (Accession No. 0001387131-20-009363) for the IMS Capital Value Fund and IMS Strategic Income Fund, each a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (509) 279-8202 or Bo.Howell@Practus.com.

Very truly yours,

/s/ Bo J. Howell
On behalf of Practus, LLP

BO JAMES HOWELL ● PARTNER

6224 Turpin Hills Drive ● Cincinnati, OH 45224 ● p: 509.279.8202

Practus, LLP ● Bo.Howell@Practus.com ● Practus.com